SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Inventory) (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Finished goods	$ 575,360	$ 305,550	$ 47,462
Work in process	23,932	35,286
Raw materials	78,867	105,739	112,010
Total inventory	$ 678,159	$ 446,575	$ 159,472